Operations and Reorganization - Combined financial information of the Group's VIEs and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) entity	Dec. 31, 2019 USD ($) entity	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,962,660		¥ 3,540,031	¥ 762,882	$ 712,842	$ 508,494	¥ 387,198
Time deposits	1,844,558		749,385		264,954
Accounts receivable, net	744,845		324,392		106,990
Prepayments and other current assets	1,315,901		990,851		189,017
Short-term investments	1,260,810		945,338		181,104
Non-current assets:
Long-term investments, net	1,251,129		979,987		179,713
Other non-current assets	301,916				43,368
Total assets	15,516,567		10,490,036		2,228,815
Current liabilities:
Accounts payable	1,904,042		1,307,598		273,499
Salary and welfare payable	355,936		246,815		51,127
Taxes payable	67,856		38,505		9,747
Deferred revenue	1,369,000		985,143		196,645
Accrued liabilities and other payables	575,763		670,442		82,702
Non-current liabilities:
Total liabilities	7,880,107		3,298,834		$ 1,131,905
Net revenues:
Net revenues	6,777,922	$ 973,588	4,128,931	2,468,449
Net loss	(1,303,570)	(187,245)	(565,021)	(183,750)
Net cash provided by operating activities	194,551	27,946	737,286	464,550
Net cash used in investing activities	(3,958,277)	(568,570)	(3,196,394)	(716,254)
Net cash provided by financing activities	5,078,842	$ 729,530	4,974,810	675,533
Assets of VIE's used to settle obligations of respective VIE's registered capital	94,800		12,200
Assets of VIE's used to settle obligations of respective VIE's non-distributable statutory reserves	¥ 12,500		7,700
Number of VIE having variable interest but not primary beneficiary | entity	0	0
Consolidated VIEs without recourse to the primary beneficiary
Current assets:
Cash and cash equivalents	¥ 201,310		152,295
Time deposits	7,674		10,265
Accounts receivable, net	223,438		130,823
Amounts due from the Company and its subsidiaries	127,944		165,559
Receivables due from related parties	170,535
Prepayments and other current assets	999,780		841,018
Short-term investments	672,787		252,943
Non-current assets:
Long-term investments, net	794,549		843,149
Other non-current assets	1,483,983		943,373
Total assets	4,682,000		3,339,425
Current liabilities:
Accounts payable	1,454,924		1,078,070
Salary and welfare payable	128,343		94,699
Taxes payable	33,611		27,152
Deferred revenue	1,234,508		937,086
Amounts due to the Company and its subsidiaries	2,650,499		1,594,527
Accrued liabilities and other payables	222,078		318,568
Amount due to related parties			23,054
Non-current liabilities:
Other long-term liabilities	23,108
Total liabilities	5,747,071		4,073,156
Net revenues:
Net revenues	6,588,162		4,134,624	2,488,047
Net loss	(448,114)		(587,932)	(63,088)
Net cash provided by operating activities	271,299		636,972	492,063
Net cash used in investing activities	(1,518,931)		(674,483)	(632,549)
Net cash provided by financing activities	1,300,740		130,592	179,707
Consolidated VIEs without recourse to the primary beneficiary | Third parties
Net revenues:
Net revenues	6,056,332		3,691,219	2,465,296
Consolidated VIEs without recourse to the primary beneficiary | Company and its subsidiaries
Net revenues:
Net revenues	¥ 531,830		¥ 443,405	¥ 22,751